Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 4,831	$ 4,168
Short-term bank deposits	2,220	2,665
Money market funds, reverse repos and other cash equivalents	24,779	11,222
Total	$ 31,830	$ 18,055	$ 26,741	$ 20,312